Shareholder Report, Average Annual Return (Details)	12 Months Ended		48 Months Ended	60 Months Ended	81 Months Ended	93 Months Ended	120 Months Ended
	Aug. 31, 2025		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000163584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	(2.25%)			3.41%			2.76%
C000163585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	(1.20%)			3.20%			2.30%
C000163587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000163586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000163588
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000254859
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000254857
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000254858
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000254862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000254861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000254860
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000254865
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000254863
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000254864
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000096903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	2.13%			5.98%			5.56%
C000096904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	5.50%			6.27%			5.35%
C000096907
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000096905
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000096906
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000114555
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	6.38%			8.06%			9.25%
C000114556
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	11.00%			8.52%			9.07%
C000114559
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000114558
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000222816
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000114557
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
Without Sales Load [Member] | C000163584
Average Annual Return [Line Items]
Average Annual Return, Percent	0.31%			3.94%			3.03%
Without Sales Load [Member] | C000163585
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)			3.20%			2.30%
Without Sales Load [Member] | C000163587
Average Annual Return [Line Items]
Average Annual Return, Percent	0.35%			3.89%			3.02%
Without Sales Load [Member] | C000163586
Average Annual Return [Line Items]
Average Annual Return, Percent	0.53%			4.24%			3.37%
Without Sales Load [Member] | C000163588
Average Annual Return [Line Items]
Average Annual Return, Percent	0.74%			4.20%			3.29%
Without Sales Load [Member] | C000254859
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	[1]		6.07%	6.52%
Without Sales Load [Member] | C000254857
Average Annual Return [Line Items]
Average Annual Return, Percent	23.84%	[2]		6.07%	6.52%
Without Sales Load [Member] | C000254858
Average Annual Return [Line Items]
Average Annual Return, Percent	23.83%	[3]		5.90%	6.32%
Without Sales Load [Member] | C000254862
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%	[4]		8.12%		9.63%
Without Sales Load [Member] | C000254861
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	[5]		8.12%		9.63%
Without Sales Load [Member] | C000254860
Average Annual Return [Line Items]
Average Annual Return, Percent	11.68%	[6]		7.89%		9.41%
Without Sales Load [Member] | C000254865
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%	[7]	4.45%
Without Sales Load [Member] | C000254863
Average Annual Return [Line Items]
Average Annual Return, Percent	8.24%	[8]	4.47%
Without Sales Load [Member] | C000254864
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%	[9]	4.45%
Without Sales Load [Member] | C000096903
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%			7.02%			6.08%
Without Sales Load [Member] | C000096904
Average Annual Return [Line Items]
Average Annual Return, Percent	6.50%			6.27%			5.35%
Without Sales Load [Member] | C000096907
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%			7.02%			6.11%
Without Sales Load [Member] | C000096905
Average Annual Return [Line Items]
Average Annual Return, Percent	7.64%			7.39%			6.48%
Without Sales Load [Member] | C000096906
Average Annual Return [Line Items]
Average Annual Return, Percent	7.63%			7.40%			6.46%
Without Sales Load [Member] | C000114555
Average Annual Return [Line Items]
Average Annual Return, Percent	12.88%			9.34%			9.90%
Without Sales Load [Member] | C000114556
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%			8.52%			9.07%
Without Sales Load [Member] | C000114559
Average Annual Return [Line Items]
Average Annual Return, Percent	12.89%			9.34%			9.91%
Without Sales Load [Member] | C000114558
Average Annual Return [Line Items]
Average Annual Return, Percent	13.27%			9.68%			10.26%
Without Sales Load [Member] | C000222816
Average Annual Return [Line Items]
Average Annual Return, Percent	13.36%			9.78%			10.31%
Without Sales Load [Member] | C000114557
Average Annual Return [Line Items]
Average Annual Return, Percent	13.16%			9.62%			10.19%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%			(0.68%)			1.80%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%			(0.68%)			1.80%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%			(0.68%)			1.80%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%			(0.68%)			1.80%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%			(0.68%)			1.80%
AMERICAN BEACON INDEX: MSCI® Emerging Markets Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Index (USD)
Average Annual Return, Percent	16.80%			5.21%	6.34%
AMERICAN BEACON INDEX: MSCI® Emerging Markets Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Index (USD)
Average Annual Return, Percent	16.80%			5.21%	6.34%
AMERICAN BEACON INDEX: MSCI® Emerging Markets Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Index (USD)
Average Annual Return, Percent	16.80%			5.21%	6.34%
AMERICAN BEACON INDEX: MSCI ACWI Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Average Annual Return, Percent	15.80%			12.00%		10.40%
AMERICAN BEACON INDEX: MSCI ACWI Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Average Annual Return, Percent	15.80%			12.00%		10.40%
AMERICAN BEACON INDEX: MSCI ACWI Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Average Annual Return, Percent	15.80%			12.00%		10.40%
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> EAFE Index (Net)
Average Annual Return, Percent	13.87%		6.46%
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> EAFE Index (Net)
Average Annual Return, Percent	13.87%		6.46%
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> EAFE Index (Net)
Average Annual Return, Percent	13.87%		6.46%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%			(0.68%)			1.80%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%			(0.68%)			1.80%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%			(0.68%)			1.80%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%			(0.68%)			1.80%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.14%			(0.68%)			1.80%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.88%			14.74%			14.60%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.88%			14.74%			14.60%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.88%			14.74%			14.60%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.88%			14.74%			14.60%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.88%			14.74%			14.60%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.88%			14.74%			14.60%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.36%			6.93%			5.33%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.36%			6.93%			5.33%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.36%			6.93%			5.33%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.36%			6.93%			5.33%
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.36%			6.93%			5.33%
AMERICAN BEACON INDEX: MSCI ACWI ex-USA Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index Net
Average Annual Return, Percent	15.42%		5.28%
AMERICAN BEACON INDEX: MSCI ACWI ex-USA Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index Net
Average Annual Return, Percent	15.42%		5.28%
AMERICAN BEACON INDEX: MSCI ACWI ex-USA Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index Net
Average Annual Return, Percent	15.42%		5.28%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	8.14%			5.15%			5.71%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	8.14%			5.15%			5.71%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	8.14%			5.15%			5.71%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	8.14%			5.15%			5.71%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	8.14%			5.15%			5.71%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.33%			12.97%			10.22%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.33%			12.97%			10.22%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.33%			12.97%			10.22%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.33%			12.97%			10.22%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.33%			12.97%			10.22%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	9.33%			12.97%			10.22%

[1]	The return for the period November 1, 2024 to August 31, 2025 was 20.98%.
[2]	The return for the period February 24, 2025 to August 31, 2025 was 13.90%.
[3]	The return for the period November 1, 2024 to August 31, 2025 was 20.95%.
[4]	The return for the period November 1, 2024 to August 31, 2025 was 14.61%.
[5]	The return for the period November 18, 2024 to August 31, 2025 was 12.74%.
[6]	The return for the period November 1, 2024 to August 31, 2025 was 14.67%.
[7]	The return for the period November 1, 2024 to August 31, 2025 was 11.32%.
[8]	The return for the period November 18, 2024 to August 31, 2025 was 13.35%.
[9]	The return for the period November 18, 2024 to August 31, 2025 was 13.25%.